Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Leases
Depreciation - right-of-use assets	£ (1,698)	£ (1,656)
Interest expense (included in finance cost)	(109)	(131)
Expense relating to short-term leases (included in operating expenses)	(472)	(562)
Expense relating to low value leases (included in operating expenses)	(42)	(28)
Property
Leases
Depreciation - right-of-use assets	(1,534)	(1,530)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (164)	£ (126)